SIGNIFICANT ACCOUNTING POLICIES (Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2014
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	17 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Over the shorter of the related lease period (including option terms) or the life of the asset
Minimum [Member] | Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	14 years
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Maximum [Member] | Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	33 years
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	15 years